Variable interest entity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Current assets	$ 12,250,530		$ 20,367,735
Other assets	6,430,919		8,110,669
Total assets	18,681,449		28,478,404
Total liabilities	(10,714,220)		(12,577,534)
Net deficits	7,163,623		15,050,718
Current liabilities:
Accounts payable	3,268,139		4,530,740
Deferred revenue	1,665,352		1,405,374
Lease liabilities	126,857		185,146
Taxes payable	627,464		701,873
Total current liabilities	10,594,562		12,267,992
Deferred tax liabilities	41,129		81,992
Lease liabilities - noncurrent	5,470		95,947
Operating revenues	2,579,749	$ 4,486,035
Gross profit	919,104	741,553
Loss from operations	(7,231,071)	(6,416,796)
Net loss	(7,750,721)	(5,924,945)
V I Es [Member]
Current assets	4,453,013		8,777,215
Other assets	8,172,692		7,573,750
Total assets	12,625,705		16,350,965
Total liabilities	(23,339,531)		(21,063,981)
Net deficits	(10,713,826)		(4,713,016)
Current liabilities:
Accounts payable	396,942		500,742
Bank loans - current	3,621,883		4,496,883
Other payables and accrued liabilities	1,281,629		947,980
Other payable - intercompany	15,016,203		11,023,791
Deferred revenue	1,665,352		2,218,458
Lease liabilities	64,729		185,145
Taxes payable	1,173,135		1,381,440
Total current liabilities	23,219,873		20,754,439
Deferred tax liabilities	41,129		81,992
Bank loans - noncurrent	73,059		131,603
Lease liabilities - noncurrent	5,470		95,947
Total liabilities	23,339,531		$ 21,063,981
Operating revenues	2,579,750	4,521,597
Gross profit	919,104	777,116
Loss from operations	(6,331,420)	(4,321,805)
Net loss	$ (6,440,381)	$ (6,201,971)